INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME (LOSS) PER COMMON SHARE
Net Loss	$ (2,346,076)	$ (68,155,477)	$ (107,741,965)	$ (169,675,169)
Less preferred dividends	0	0	0	(84,156,455)
Numerator:
Net loss attributable to common stockholders	$ (2,346,076)	$ (68,155,477)	$ (107,741,965)	$ (253,831,624)
Weighted average share - basic	19,718,868	6,199,798	9,650,178	2,481,545
Dilutive effect of common stock equivalents options/warrants			0	0
Preferred C shares			0	0
Total weighted average shares - diluted	19,718,868	6,199,798	9,650,178	2,481,545
Loss per common share from continuing operations	$ (0.12)	$ (10.99)	$ (11.16)	$ (102.29)
Loss per common share from continuing operations	$ (0.12)	$ (10.99)	$ (11.16)	$ (102.29)